Segment reporting, Shipping revenues (Details) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)
Operating Segments [Abstract]
Number of operating segments | Segment				1
Shipping Revenues [Abstract]
Shipping revenues		$ 142,196	$ 104,740	$ 600,046	$ 343,233
IFRS 15 [Member]
Shipping Revenues [Abstract]
Shipping revenues		8,900	3,100	19,200	10,700
Time Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues	[1]	51,835	10,055	126,168	33,553
Voyage Charter Revenues [Member]
Shipping Revenues [Abstract]
Shipping revenues		$ 90,362	$ 94,685	$ 473,878	$ 309,679

[1]	Time charter revenue is presented in accordance with IFRS 16 Leases, while the portion of time charter revenue related to technical management services, equaling $8.9 million in the third quarter of 2020, $3.1 million in the third quarter of 2019, $19.2 million in the first 9 months of 2020 and $10.7 million the first 9 months of 2019 is presented in accordance with IFRS 15 Revenue from Contracts with Customers.